Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Values of Financial Instruments
7.	Fair Values of Financial Instruments

The fair value of financial instruments has been estimated by the Company using available market information as of December 31, 2011 and 2010, and valuation methodologies considered appropriate. The estimates presented are not necessarily indicative of amounts the Company could realize in a current market exchange (in thousands):

	December 31,
	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and cash equivalents	$129,865	$129,865	$299,169	$299,169
Available-for-sale securities	31,582	31,582	31,570	31,570
Trading securities	30,486	30,486	35,092	35,092
Liabilities:
Credit Facility	5,979,383	5,780,877	5,999,337	5,882,124
8 7/ 8% Senior Notes	1,777,617	1,842,322	2,784,331	2,923,548
8% Senior Notes	1,000,000	995,000	—	—
Other debt	41,143	41,143	36,122	36,122

Cash and cash equivalents. The carrying amount approximates fair value due to the short-term maturity of these instruments (less than three months).

Available-for-sale securities. Estimated fair value is based on closing price as quoted in public markets.

Trading securities. Estimated fair value is based on closing price as quoted in public markets.

Credit Facility. Estimated fair value is based on information from the Company’s bankers regarding relevant pricing for trading activity among the Company’s lending institutions.

8 7 /8% Senior Notes. Estimated fair value is based on the average bid and ask price as quoted by the bank who served as underwriters in the sale of these notes.

8% Senior notes. Estimated fair value is based on the average bid and ask price as quoted by the bank who served as underwriters in the sale of these notes.

Other debt. The carrying amount of all other debt approximates fair value due to the nature of these obligations.

Interest rate swaps. The fair value of interest rate swap agreements is the amount at which they could be settled, based on estimates calculated by the Company using a discounted cash flow analysis based on observable market inputs and validated by comparison to estimates obtained from the counterparty. The Company incorporates credit valuation adjustments (“CVAs”) to appropriately reflect both its own nonperformance or credit risk and the respective counterparty’s nonperformance or credit risk in the fair value measurements. In adjusting the fair value of its interest rate swap agreements for the effect of nonperformance or credit risk, the Company has considered the impact of any netting features included in the agreements.

The Company assesses the effectiveness of its hedge instruments on a quarterly basis. For the years ended December 31, 2011 and 2010, the Company completed an assessment of the cash flow hedge instruments and determined the hedges to be highly effective. The Company has also determined that the ineffective portion of the hedges do not have a material effect on the Company’s consolidated financial position, operations or cash flows. The counterparties to the interest rate swap agreements expose the Company to credit risk in the event of nonperformance. However, at December 31, 2011, each swap agreement entered into by the Company was in a net liability position so that the Company would be required to make the net settlement payments to the counterparties; the Company does not anticipate nonperformance by those counterparties. The Company does not hold or issue derivative financial instruments for trading purposes.

Interest rate swaps consisted of the following at December 31, 2011:

Swap #	Notional Amount (in 000’s)	Fixed Interest Rate	Termination Date	Fair Value of Liability (in 000’s)
1	100,000	3.8470%	January 4, 2012	30
2	100,000	3.8510%	January 4, 2012	30
3	100,000	3.8560%	January 4, 2012	30
4	200,000	3.7260%	January 8, 2012	152
5	200,000	3.5065%	January 16, 2012	281
6	250,000	5.0185%	May 30, 2012	4,509
7	150,000	5.0250%	May 30, 2012	2,709
8	200,000	4.6845%	September 11, 2012	5,574
9	100,000	3.3520%	October 23, 2012	2,161
10	125,000	4.3745%	November 23, 2012	4,104
11	75,000	4.3800%	November 23, 2012	2,466
12	150,000	5.0200%	November 30, 2012	5,900
13	200,000	2.2420%	February 28, 2013	3,550
14	100,000	5.0230%	May 30, 2013	5,952
15	300,000	5.2420%	August 6, 2013	21,085
16	100,000	5.0380%	August 30, 2013	6,967
17	50,000	3.5860%	October 23, 2013	2,505
18	50,000	3.5240%	October 23, 2013	2,451
19	100,000	5.0500%	November 30, 2013	7,948
20	200,000	2.0700%	December 19, 2013	5,080
21	100,000	5.2310%	July 25, 2014	10,706
22	100,000	5.2310%	July 25, 2014	10,707
23	200,000	5.1600%	July 25, 2014	21,073
24	75,000	5.0405%	July 25, 2014	7,685
25	125,000	5.0215%	July 25, 2014	12,752
26	100,000	2.6210%	July 25, 2014	4,436
27	100,000	3.1100%	July 25, 2014	5,612
28	100,000	3.2580%	July 25, 2014	5,968
29	200,000	2.6930%	October 26, 2014	9,916
30	300,000	3.4470%	August 8, 2016	27,728
31	200,000	3.4285%	August 19, 2016	18,401
32	100,000	3.4010%	August 19, 2016	9,099
33	200,000	3.5000%	August 30, 2016	19,048
34	100,000	3.0050%	November 30, 2016	7,613

The Company is exposed to certain risks relating to its ongoing business operations. The risk managed by using derivative instruments is interest rate risk. Interest rate swaps are entered into to manage interest rate fluctuation risk associated with the term loans in the Credit Facility. Companies are required to recognize all derivative instruments as either assets or liabilities at fair value in the consolidated statement of financial position. The Company designates its interest rate swaps as cash flow hedges. For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transactions affect earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

Assuming no change in December 31, 2011 interest rates, approximately $131.8 million of interest expense resulting from the spread between the fixed and floating rates defined in each interest rate swap agreement will be recognized during the next 12 months. If interest rate swaps do not remain highly effective as a cash flow hedge, the derivatives’ gains or losses resulting from the change in fair value reported through OCI will be reclassified into earnings.

The following tabular disclosure provides the amount of pre-tax loss recognized in the consolidated balance sheets as a component of OCI during the years ended December 31, 2011 and 2010 (in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Pre-Tax Loss Recognized in OCI on Derivative (Effective Portion) Year Ended December 31,
	2011	2010
Interest rate swaps	($122,686)	($239,893)

The following tabular disclosure provides the location of the effective portion of the pre-tax loss reclassified from accumulated other comprehensive loss (“AOCL”) into interest expense on the consolidated statements of income during the years ended December 31, 2011 and 2010 (in thousands):

	Amount of Pre-Tax Loss Reclassified from AOCL into Income (Effective Portion) Year Ended December 31,
Location of Loss Reclassified from AOCL into Income (Effective Portion)	2011	2010
Interest expense, net	$208,985	$215,399

The fair values of derivative instruments in the consolidated balance sheets as of December 31, 2011 and 2010 were as follows (in thousands):

	Asset Derivatives				Liability Derivatives
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Other Derivatives designated as hedging instruments	Other assets, net	$—	Other assets, net	$—	Other long-term liabilities	$254,228	Other long-term liabilities	$340,526